Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Apr. 01, 2014
Summary Of Significant Accounting Policies [Line Items]
Future Policy Benefit Reserves		$ 1,900.0
Increase in surplus note and vehicle note	$ 38.6	57.1
Interest rate on surplus note			4.00%
Interest expense on surplus note	$ 15.7	$ 22.9
Lancaster
Summary Of Significant Accounting Policies [Line Items]
Surplus note re issued			$ 513.0
Other Assets | Lancaster
Summary Of Significant Accounting Policies [Line Items]
Vehicle Note acquired			$ 513.0